Senior Secured Notes	3 Months Ended
Mar. 31, 2014
Senior Secured Notes Disclosure [Abstract]
Senior Secured Notes Disclosure [Text Block]

8. Senior Secured Notes

On December 28, 2010, MBC Funding completed a $500,000 private placement of three-year 6.63% senior secured notes. As collateral for these notes, MBC agreed to assign to MBC Funding the mortgages and related notes that it held as a creditor in the aggregate amount of no less than $750,000. MBC also guaranteed the repayment of the notes. The notes required quarterly payments of interest only through the expiration date, December 28, 2013.
Financing costs incurred in connection with the agreement totaled $109,183, including five year warrants (the “warrants”) to purchase 20,000 shares of Common Stock issued to the underwriter at $2.50 per share, which were valued at $11,683. These costs were amortized over the life of the senior secured notes. The amortization costs for each of the years ended December 31, 2013 and 2012 were $36,395. In December 2013, the Company repaid all senior secured notes in full.